Document and Entity Information	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Entity File Number	001-40275
Entity Registrant Name	COURSERA, INC.
Entity Central Index Key	0001651562
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3560292
Entity Address, Address Line One	2440 West El Camino Real
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040
City Area Code	650
Local Phone Number	963-9884
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	COUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false